Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments under Non-Cancelable Operating Leases

As of December 31, 2012, the Company had future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

US$

2013	6,838
2014	4,516
2015	3,787
2016	3,409
2017 and thereafter	1,314

19,864